NON-FINANCIAL ASSETS AND LIABILITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Power generation segment scenarios			The projections used in the calculation of the recoverable amount of the CGUs of the Power Generation segment as of June 30, 2021 take into consideration 2 scenarios that weigh: i) the annual price update, ranging between 80% and 100% compared to the annual inflation; ii) the regularization of the financing term granted to CAMMESA in 2022/2023 and iii) a 10.3% WACC rate after taxes
Alternative scenarios for recoverable amount		The projections used in the calculation of the recoverable amount as of December 31, 2020 take into consideration 5 alternative scenarios with a probability of occurrence ranging between 10% and 40%, assigned based on historical experience on regulations set by the SE, which weigh: i) price restructuring increases ranging between 9% and 30% in 2021 and up to an additional 30% in 2022; ii) the total or partial implementation of the automatic inflation adjustment mechanism to the spot remuneration set by SE Resolution No. 31/20 as from 2022; iii) the gradual regularization towards 2023 of the financing term granted to CAMMESA to the levels observed in 2019; and iv) a 10.34% WACC rate after taxes.
Assumptions in calculations for recoverable amount from gas and oil		The key assumptions used in the calculation of the recoverable amount as of December 31, 2020 considered in the case of gas: i) Years 2021 through 2024: sale of gas volumes at an annual average price of 3.46 US$/MBTU; ii) Year 2025 onwards: the break-even price is reached, consistent with a prudent development of unconventional reserves in Vaca Muerta. In the case of oil, an average price of US$ 65 was considered for the Brent barrel (reference price for the Company) until 2026 inclusive, as well as a gradual increase until reaching an average price of US$ 73 in 2030. The after tax WACC discount rate is 13.1%.
Tax losses	$ 36,000,000
Deferred tax assets	13,000,000
Pension And Retirement Benefits Plan [Member]
IfrsStatementLineItems [Line Items]
Net Liabilities	15,000,000	$ 12,000,000		$ 21,000,000
Compensatory Plan [Member]
IfrsStatementLineItems [Line Items]
Net Liabilities	$ 14,000,000	9,000,000		$ 10,000,000
Generation Segment [Member]
IfrsStatementLineItems [Line Items]
Recoginition of impairment losses		$ 110,000,000